LEASE AND OTHER RECEIVABLES, NET	12 Months Ended
Dec. 31, 2024
Lease And Other Receivables Net
LEASE AND OTHER RECEIVABLES, NET	LEASE AND OTHER RECEIVABLES, NET
As of December 31, 2024, and 2023, lease and other receivables, net were as follows:

		2024	2023

(a)	Lease receivables, net	$1,990,246	$2,703,760
(b)	Tenant notes receivable - short term, net	509,543	804,749
	Others	141,983	49,479
	Sub-total	2,641,772	3,557,988
	Tenant notes receivable - long term, net	1,748,616	6,002,315
	Lease and other receivables, net	$4,390,388	$9,560,303
(a)Lease Receivables - The average credit period on rents is 30 days. No interest is charged on outstanding lease receivables.
The Company always measures the expected credit loss for lease receivables, net of cash security deposits, at an amount equal to lifetime ECL. The expected credit losses on lease receivables are estimated using a provision matrix by reference to past default experience of the debtor, default trend report from third-party reputable credit rating agency (i.e., Moody’s), and an analysis of the debtor’s current financial position, adjusted for factors that are specific to the debtors, general economic conditions of the industry in which the debtors operate and an assessment of both the current as well as the forecast direction of conditions at the reporting date.
To measure the expected credit losses, lease receivables have been grouped based on shared credit risk characteristics and the days past due. The Company adopts a two-part reserve method: 1) with a specific reserve at 100% against all lease receivables from tenant who has shown indicators of severe financial difficulty, such as consecutive months of rent non-payment, or if the tenant is undergoing liquidation or bankruptcy proceedings. 2) with a general reserve recognizing expected credit loss allowance of 100% against all lease receivables over 90 days outstanding and percentage reflecting Moody’s average one-year default rate for all companies against lease receivables that are less than 90 days outstanding, net of cash security deposits. The lifetime ECL is calculated as gross carrying amount net of security deposit and multiply by loss rate described above. None of the lease receivables that have been written off are subject to enforcement activities.
The gross carrying amount and loss allowance provision for lease receivables were as follows as of December 31, 2024 and 2023:

	2024	2023
Gross carrying amount	$2,823,216	$3,535,565
Loss allowance provision	(832,970)	(831,805)
Lease receivables, net	$1,990,246	$2,703,760
(b)Tenant Notes Receivable - The Company finances some of its specific tenant improvements that customers request. As of December 31, 2024, loans outstanding to tenants bear weighted average annual interest rate of 11.7% and had a weighted average remaining loan term of 5.1 years. As of December 31, 2023, loans outstanding to tenants bear a weighted average annual interest rate of 10.7% and have a weighted average remaining loan term of 7.2 years. One tenant accelerated their tenant notes receivable payments during the year ended December 31, 2024.
The Company always measures the expected credit loss allowance for tenant notes receivable at an amount equal to 12-month ECL. The expected 12-month ECL on tenant notes receivable are estimated using the probability of default approach, which is a function of the probability of default, loss given default (i.e. the magnitude of the loss if there is a default) and the exposure at default. The assessment of the probability of default and loss given default is based on historical data adjusted by forward looking information. As for the exposure at default, for financial assets, this is represented by the gross carrying amount at the reporting date. None of the tenant notes have exhibited a significant increase in credit risk.
The gross carrying amount and loss allowance provision for tenant notes receivable as of December 31, 2024 and 2023 were as follows:

	2024	2023
Gross carrying amount - short term	$518,091	$818,250
Loss allowance provision - short term	(8,548)	(13,501)
Tenant notes receivable - short term, net	$509,543	$804,749
Gross carrying amount - long term	1,777,952	6,103,015
Loss allowance provision - long term	(29,336)	(100,700)
Tenant notes receivable - long term, net	$1,748,616	$6,002,315
The expected credit loss allowance provision for lease receivables and tenant notes receivable as of December 31, 2024, 2023 and 2022 reconciled to the opening loss allowance for that provision were as follows:

	2024
	Lease Receivables	Tenant Notes Receivable	Total

Beginning balance	$831,805	$114,201	$946,006
Adjustments in expected credit loss allowance recognized in profit or loss during the year	1,165	(76,317)	(75,152)
Receivables written-off during the year as uncollectible	—	—	—
Ending balance	$832,970	$37,884	$870,854

	2023
	Lease Receivables	Tenant Notes Receivable	Total

Beginning balance	$2,646,337	$126,640	$2,772,977
Adjustments in expected credit loss allowance recognized in profit or loss during the year	(81,017)	(6,706)	(87,723)
Receivables written-off during the year as uncollectible	(1,733,515)	(5,733)	(1,739,248)
Ending balance	$831,805	$114,201	$946,006

	2022
	Lease Receivables	Tenant Notes Receivable	Total

Beginning balance	$1,294,649	$62,089	$1,356,738
Adjustments in expected credit loss allowance recognized in profit or loss during the year	1,406,439	64,551	1,470,990
Receivables written-off during the year as uncollectible	(54,751)	—	(54,751)
Ending balance	$2,646,337	$126,640	$2,772,977